Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the 2023 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2025	77	$220.92	5.67	$5
Options granted	61	5.66
Options exercised	—
Options forfeited or cancelled	(7)	232.04
Outstanding at June 30, 2025	131	$118.80	7.43	$—
Exercisable at June 30, 2025	59	$228.52	4.77	$—

A summary of the option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	66	$309.60	5.82	$3
Options granted	19	22.68
Options exercised	—	—
Options forfeited or cancelled	(8)	495.12
Outstanding at December 31, 2024	77	220.92	5.67	$5
Exercisable at December 31, 2024	59	231.84	4.83	$1

Summary of Restricted Stock Unit Activity

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2025	2	$13.80
Vested and released	(2)	13.80
Balance at June 30, 2025	—	$—

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2024	1	$216.00
Granted	5	$27.12
Vested and released	(4)	$55.32
Balance at December 31, 2024	2	$13.80
Vested and unreleased	2	$13.80
Outstanding at December 31, 2024	2	$13.80

Schedule of Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying unaudited condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$111	$203	$258	$406
General and administrative	411	548	871	1,233
Total stock-based compensation expense	$522	$751	$1,129	$1,639

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$751	$1,075
General and administrative	2,206	3,734
Total stock-based compensation expense	$2,957	$4,809

Schedule of Stock Options Valuation Assumptions

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Expected volatility	87.2%	87.0 - 87.6%	87.0%	84.8 - 88.5%
Risk-free interest rate	3.90%	4.50%	4.06%	3.93 - 4.50%
Expected option life (in years)	6.08	6.02 - 6.08	6.03	3.50 - 6.10
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

	Year Ended December 31,
	2024	2023
Expected volatility	85.63%	88.76%
Risk-free interest rate	4.21%	3.81%
Expected option life (in years)	5.64	5.80
Expected dividend yield	0.0%	0.0%